Income taxes - Disclosure of income tax expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Current income tax expense
Current income tax expense in respect of the current year	$ 628,169	$ 731,338
Adjustments recognized in the current year in relation to the income tax (recovery) expense of prior years	(44,889)	12,998
Total current income tax expense	583,280	744,336
Deferred income tax expense (recovery)
Deferred income tax recovery relating to the origination and reversal of temporary differences	(33,531)	(118,893)
Deferred income tax recovery relating to changes in tax rates	(1,619)	0
Adjustments recognized in the current year in relation to the deferred income tax expense (recovery) of prior years	35,775	(27,207)
Total deferred income tax expense (recovery)	625	(146,100)
Total income tax expense	$ 583,905	$ 598,236